INCOME TAXES - Components of Earnings from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
Taxes Provided For On Repatriated Earnings	$ 1,353.0
United States	234.4	$ 112.7	$ 95.0
Foreign	850.4	474.9	438.1
Earnings from continuing operations before income taxes	1,084.8	$ 587.6	$ 533.1
Deferred Tax Liability Related To Amounts That May Be Repatriated	$ 369.2